Acquisitions, Investments and Disposals: Fair values of purchase considerations, BCG Companies (Tables)	12 Months Ended
Dec. 31, 2011
Fair values of purchase considerations, BCG Companies:
Fair values of purchase considerations, BCG Companies
May 7, 2009
Cash payment	436,414
Mechel OAO preferred shares	496,159
CVR contingent payment	495,234
Drilling Program contingent payment	19,373
Total investment	1,447,180